EMPLOYEE BENEFIT LIABILITIES - Disclosure of disaggregation of the fair value of the plan assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair value of plan assets
Disaggregation of the fair value of the plan assets
Insurance contracts	$ 6,919	$ 6,658